FAIR VALUE MEASUREMENTS - Summary of Fair Value Hierarchy (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and marketable securities held in Trust Account	$ 5,968,035	$ 5,967,947	$ 32,005,205
Liabilities:
Warrant liability - Placement Warrants	1,313,324	655,098
Level 1
Assets:
Cash and marketable securities held in Trust Account	5,968,035	5,967,947	$ 32,005,205
Level 3
Liabilities:
Warrant liability - Placement Warrants	$ 1,313,324	$ 655,098